West Loop Realty Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.6%
	REAL ESTATE — 98.6%
	REITS-CELL TOWERS — 16.0%
1,800	American Tower Corp. - REIT	$386,460
16,000	Crown Castle International Corp. - REIT	2,312,800
6,000	SBA Communications Corp. - REIT	1,707,900
		4,407,160
	REITS-DATA CENTERS — 3.8%
1,850	Equinix, Inc. - REIT	1,052,354
	REITS-DIVERSIFIED — 6.0%
40,000	Alexander & Baldwin, Inc. - REIT	663,200
30,500	American Assets Trust, Inc. - REIT	784,460
20,000	Armada Hoffler Properties, Inc. - REIT	207,600
		1,655,260
	REITS-HEALTH CARE — 10.0%
35,800	Ventas, Inc. - REIT	1,438,086
20,200	Welltower, Inc. - REIT	1,299,264
		2,737,350
	REITS-INDUSTRIAL — 16.5%
33,000	Americold Realty Trust - REIT	811,800
5,400	EastGroup Properties, Inc. - REIT	779,436
39,000	Plymouth Industrial REIT, Inc. - REIT	655,590
22,500	Prologis, Inc. - REIT	2,286,000
		4,532,826
	REITS-RESIDENTIAL — 30.0%
35,000	American Homes 4 Rent - REIT	1,148,350
10,500	AvalonBay Communities, Inc. - REIT	1,933,995
9,000	Camden Property Trust - REIT	1,075,050
12,200	Equity Residential - REIT	820,084
2,700	Essex Property Trust, Inc. - REIT	654,021
46,000	Invitation Homes, Inc. - REIT	1,553,420
8,000	Sun Communities, Inc. - REIT	1,082,640
		8,267,560
	REITS-SHOPPING CENTERS — 8.5%
39,000	CTO Realty Growth, Inc. - REIT	730,860
37,000	InvenTrust Properties Corp. - REIT	789,210

West Loop Realty Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REAL ESTATE (Continued)
	REITS-SHOPPING CENTERS (Continued)
75,500	SITE Centers Corp. - REIT	$808,605
		2,328,675
	REITS-STORAGE — 7.8%
7,500	Life Storage, Inc. - REIT	830,700
4,500	Public Storage, Inc. - REIT	1,317,645
		2,148,345
	TOTAL COMMON STOCKS
	(Cost $23,571,767)	27,129,530

Principal Amount
	SHORT-TERM INVESTMENTS — 1.0%
$280,187	UMB Bank Demand Deposit, 0.01%[1]	280,187
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $280,187)	280,187
	TOTAL INVESTMENTS — 99.6%
	(Cost $23,851,954)	27,409,717
	Other Assets in Excess of Liabilities — 0.4%	108,167
	TOTAL NET ASSETS — 100.0%	$27,517,884

REIT – Real Estate Investment Trusts

[1]The rate is the annualized seven-day yield at period end.